Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2022	December 31, 2021
Bunkers	392	-
Lubricants	1,603	1,448
Total	1,995	1,448